Note 10 - Notes Payable in Default	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Note 10 - Notes Payable in Default

NOTE 9 – NOTE PAYABLE

On February 16, 2016, MHB advanced to us $7,500 to pay for certain operating expenses. The loan is unsecured, due on demand, and accrues interest at 10%.

Effective March 24, 2016, we issued a promissory note for $33,717 with a former employee pursuant to the terms of the employment separation agreement. The note is unsecured, non-interest-bearing, and repayable according to a specific schedule by September 19, 2016. As of June 30, 2016, the balance on this note is $27,217.

On April 27, 2016, we issued a promissory note for $27,000 with Jeff Holmes in conjunction with Mr. Holmes assignment of his note dated June 26, 2015, to Blackbridge Capital, LLC (Note 10). The note included a $25,000 cash payment and a $2,000 original issue discount. The note is unsecured, accrues interest at 1% per annum, and is due and payable on October 26, 2016. In connection with the execution of the promissory note, we also issued a warrant to purchase 100,000 shares of common stock (Note 12).

NOTE 10 – NOTES PAYABLE IN DEFAULT

During the year ended December 31, 2015, we executed unsecured promissory notes to two accredited investors for a total of $200,000 in a private placement of our securities. The notes accrue interest at 1% per annum and are due and payable on March 1, 2016. The notes were issued in reliance on the exemption from registration provided in Section 4(a)(2) of the Securities Act of 1933, as amended, for transactions not involving any public offering.

Note 10 - Notes Payable in Default

NOTE 10 – NOTES PAYABLE IN DEFAULT

During the year ended December 31, 2015, we issued four unsecured promissory notes to two accredited investors, B44, LLC and Jeff Holmes, for a total of $200,000 in a private placement of our securities. The notes accrue interest at 1% per annum and were due and payable on March 1, 2016. The notes were issued in reliance on the exemption from registration provided in Section 4(a)(2) of the Securities Act of 1933, as amended, for transactions not involving any public offering. On April 27, 2016, Jeff Holmes entered into a Note Purchase and Assignment Agreement whereby he assigned his full interest in one of the notes for $50,000 to Blackbridge Capital, LLC. On May 23, 2016, B44, LLC, entered into a Note Purchase and Assignment Agreement whereby it assigned its full interest in one of the notes for $50,000 to Kodiak Capital Group, LLC. On May 31, 2016 B44, LLC, entered into a Note Purchase and Assignment Agreement whereby it assigned its full interest in one of the notes for $50,000 to Black Forest Capital, LLC. As of June 30, 2016, one note for $50,000 remains in default.

On January 13, 2016, we issued a promissory note for $75,000 with B44, LLC. The note is unsecured, accrues interest at 1% per annum, and is due and payable on June 30, 2016. In connection with the execution of the promissory note, we also issued a warrant to purchase 225,000 shares of common stock. This note is currently in default.